Related Party Transaction - Summary of Significant Balances Between Group and Related Party (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related party	¥ 2,611
Fluency Holding Ltd.
Related Party Transaction [Line Items]
Amounts due from related party	¥ 2,611